Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-12-31	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2024
Restatement does not require Recovery
In connection with the foregoing, the Company concluded that recovery of erroneously awarded compensation was not required pursuant to the Company’s clawback policy because the correction of errors did not impact the financial metrics used for any performance-based compensation awarded to any of our current or former executive officers during any of the applicable completed fiscal years.